CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2015	Mar. 31, 2014
Allowance for doubtful accounts receivable	$ 8,055	$ 4,330
Accounts payable	23,526	16,965
Accrued expenses and other current liabilities	36,790	24,275
Income tax payable	7,539	6,382
Amount due to related parties		8,049
Deferred revenues	38,457	29,523
Deferred government subsidy-current	63	47
Short term borrowings	56,772	18,201
Deferred government subsidy - non-current		63
Long term borrowings		1,865
Deferred tax liabilities-non-current	7,506	$ 3,478
Common shares, par value (in dollars per share)		$ 0.01
Consolidated VIEs without recourse to iKang Healthcare Group, Inc.
Accounts payable	19,530	$ 14,599
Accrued expenses and other current liabilities	30,631	17,126
Income tax payable	6,254	5,299
Amount due to related parties	0	8,049
Deferred revenues	31,786	22,234
Deferred government subsidy-current	63	47
Short term borrowings	56,772	17,717
Deferred government subsidy - non-current	0	63
Long term borrowings	0	1,865
Deferred tax liabilities-non-current	$ 6,670	$ 2,929
Series A convertible redeemable participating preferred shares
Convertible redeemable participating preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Convertible redeemable participating preferred shares, authorized	0	1,094,668
Convertible redeemable participating preferred shares, issued	0	1,094,668
Convertible redeemable participating preferred shares, outstanding	0	1,094,668
Convertible redeemable participating preferred shares, liquidation value	$ 0	$ 1,970
Series B convertible redeemable participating preferred shares
Convertible redeemable participating preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Convertible redeemable participating preferred shares, authorized	0	686,368
Convertible redeemable participating preferred shares, issued	0	686,368
Convertible redeemable participating preferred shares, outstanding	0	686,368
Convertible redeemable participating preferred shares, liquidation value	$ 0	$ 2,162
Series C1 convertible redeemable participating preferred shares
Convertible redeemable participating preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Convertible redeemable participating preferred shares, authorized	0	794,250
Convertible redeemable participating preferred shares, issued	0	794,250
Convertible redeemable participating preferred shares, outstanding	0	794,250
Convertible redeemable participating preferred shares, liquidation value	$ 0	$ 1,893
Series C2 convertible redeemable participating preferred shares
Convertible redeemable participating preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Convertible redeemable participating preferred shares, authorized	0	126,286
Convertible redeemable participating preferred shares, issued	0	126,286
Convertible redeemable participating preferred shares, outstanding	0	126,286
Convertible redeemable participating preferred shares, liquidation value	$ 0	$ 568
Series C3 convertible redeemable participating preferred shares
Convertible redeemable participating preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Convertible redeemable participating preferred shares, authorized	0	1,024,318
Convertible redeemable participating preferred shares, issued	0	1,024,318
Convertible redeemable participating preferred shares, outstanding	0	1,024,318
Convertible redeemable participating preferred shares, liquidation value	$ 0	$ 1,382
Series D1 convertible redeemable participating preferred shares
Convertible redeemable participating preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Convertible redeemable participating preferred shares, authorized	0	3,488,864
Convertible redeemable participating preferred shares, issued	0	3,488,864
Convertible redeemable participating preferred shares, outstanding	0	3,488,864
Convertible redeemable participating preferred shares, liquidation value	$ 0	$ 10,083
Series D2 convertible redeemable participating preferred shares
Convertible redeemable participating preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Convertible redeemable participating preferred shares, authorized	0	2,072,624
Convertible redeemable participating preferred shares, issued	0	2,072,624
Convertible redeemable participating preferred shares, outstanding	0	2,072,624
Convertible redeemable participating preferred shares, liquidation value	$ 0	$ 2,798
Series E convertible redeemable participating preferred shares
Convertible redeemable participating preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Convertible redeemable participating preferred shares, authorized	0	4,289,457
Convertible redeemable participating preferred shares, issued	0	4,289,457
Convertible redeemable participating preferred shares, outstanding	0	4,289,457
Convertible redeemable participating preferred shares, liquidation value	$ 0	$ 22,056
Series F convertible redeemable participating preferred shares
Convertible redeemable participating preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Convertible redeemable participating preferred shares, authorized	0	7,204,680
Convertible redeemable participating preferred shares, issued	0	7,204,680
Convertible redeemable participating preferred shares, outstanding	0	7,204,680
Convertible redeemable participating preferred shares, liquidation value	$ 0	$ 93,639
Class A common shares
Common shares, par value (in dollars per share)	$ 0.01	$ 0.01
Common shares, authorized	37,648,485	37,648,485
Common shares, issued	33,556,439	4,599,674
Common shares, outstanding	33,556,439	4,599,674
Class B common shares
Common shares, par value (in dollars per share)	$ 0.01	$ 0.01
Common shares, authorized	1,570,000	1,570,000
Common shares, issued	0	1,570,000
Common shares, outstanding	0	1,570,000
Class C common shares
Common shares, par value (in dollars per share)	$ 0.01	$ 0.01
Common shares, authorized	2,000,000	0
Common shares, issued	805,100	0
Common shares, outstanding	805,100	0